Intangible Assets and Other Longer Term Assets (Tables)	12 Months Ended
Jul. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets and other longer-term assets
	Balance at	Additions from			Balance at
		business
Cost	July 31, 2018	acquisitions	Additions	Adjustments	July 31, 2019
Cultivating and processing license	$2,545	$113,888	$–	$–	$116,433
Brand	–	8,440	–	–	8,440
Software	1,800	12	1,746	–	3,558
Domain names	585	–	–	–	585
Patents	–	–	1,231	–	1,231
Other longer term assets and capitalized	312	–	–	(312)	–
transaction costs
	$5,242	$122,340	$2,977	$(312)	$130,247

	Balance at	Additions from			Balance at
		business
Accumulated amortization	July 31, 2018	acquisitions	Amortization	Adjustments	July 31, 2019
Cultivating and processing license	$403	$–	$1,198	$–	$1,601
Software	786	–	483	–	1,269
Domain name	9	–	57	–	66
Patents	–	–	29	–	29
	$1,198	$–	$1,767	$–	$2,965

	Balance at	Additions from			Balance at
		business	Net Additions /
Net Carrying Value	July 31, 2018	acquisitions	(Deductions)	Adjustments	July 31, 2019
Cultivating and processing license	$2,142	$113,888	$(1,198)	$–	$114,832
Brand	–	8,440	–	–	8,440
Software	1,014	12	1,263	–	2,289
Domain names	576	–	(57)	–	519
Patents	–	–	1,202	–	1,202
Other longer term assets and capitalized	312	–	–	(312)	–
transaction costs
	$4,044	$122,340	$1,210	$(312)	$127,282

	Balance at		Disposals/	Balance at
Cost	July 31, 2017	Additions	adjustments	July 31, 2018
Cultivating and processing license	$2,545	$–	$–	$2,545
Software	651	1,149	–	1,800
Domain names	–	585	–	585
Other longer term assets and capitalized	–	312	–	312
transaction costs
	$3,196	$2,046	$–	$5,242

	Balance at		Disposals/	Balance at
Accumulated amortization	July 31, 2017	Amortization	adjustments	July 31, 2018
Cultivating and processing license	$277	$126	$–	$403
Software	156	630	–	786
Domain name	–	9	–	9
	$433	$765	$–	$1,198

Net Carrying Value	Balance at July 31, 2017	Net Additions / (Deductions)	Disposals/ adjustments	Balance at July 31, 2018
Cultivating and processing license	$2,268	$(126)	$–	$2,142
Software	495	519	–	1,014
Domain names	–	576	–	576
Other longer term assets and capitalized	–	312	–	312
transaction costs
	$2,763	$1,281	$–	$4,044

Schedule of changes in expected amortization expense
	2019	2020	2021	2022		Later
(Decrease) increase in amortization expense	$(87)	$(119)	$(100)	$(3)	$	Nil